As filed with the Securities and Exchange Commission on September 30, 2016
Securities Act Registration No. 333-206491
Investment Company Act Reg. No. 811-23089

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. 5	[ ]
Post-Effective Amendment No.	[ ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 5	[ ]
(Check appropriate box or boxes.)

M3Sixty Funds Trust
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877)244-6235

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
 (Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
|_|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

The information in this Prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated September 30, 2016

Cognios Capital, LLC

Cognios Large Cap Value Fund
Investor Class Shares (Ticker Symbol: COGLX)
Institutional Class Shares (Ticker Symbol: COGVX)

Cognios Large Cap Growth Fund
Investor Class Shares (Ticker Symbol: COGGX)
Institutional Class Shares (Ticker Symbol: COGEX)

 series of
M3Sixty Funds Trust

PROSPECTUS October 3, 2016

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY OF COGNIOS LARGE CAP VALUE FUND

Investment Objective.  The Cognios Large Cap Value Fund (the “Value Fund”) seeks long-term growth of capital.

Fees and Expenses of the Value Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class shares	Institutional Class shares
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	1.36%	1.11%
Fee Waivers and Expense Reimbursement[1]	0.26%	0.26%
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	1.10%	0.85%

[1]
Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% through at least October 31, 2018. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver.  The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval.

Example.  This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2018.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years
Investor Class shares	$112	$378
Institutional Class shares	$87	$300

Portfolio Turnover.  The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance.

Principal Investment Strategy of the Value Fund.  The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500 Index.  As of August 31, 2016, the market capitalization range of the S&P 500 Index was $2.5 billion to $581 billion.  It may also invest up to 20% in issuers of any size.

The Adviser selects securities for purchase using its proprietary ROTA/ROME® investment selection and portfolio construction methodology. ROTA/ROME®  focuses on a company's Return on Tangible Assets ("ROTA") and Return on Market Value of Equity ("ROME") in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).
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Principal Risks of Investing in the Value Fund.  An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Value Fund will be successful in meeting its investment objective.  Generally, the Value Fund will be subject to the following additional risks:

•	Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•	Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Value Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

•	Management style risk – The Value Fund intends to invest in stocks that the Adviser believes are undervalued and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

•	Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Value Fund does not intend to concentrate its investments in any particular sector or sectors, the Value Fund may, from time to time, emphasize investments in one or more sectors. If the Value Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

•	New Fund risk – The Value Fund commenced operations in 2016. Accordingly, investors in the Value Fund bear the risk that the Value Fund may not be successful in implementing its investment strategy.

•	Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures. Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance. No performance information is available for the Value Fund because it has not yet completed a full calendar year of operations.  In the future, the Value Fund will disclose performance information in a bar chart and performance table.  Such disclosure will give some indication of the risks of an investment in the Value Fund by comparing the Value Fund’s performance with a broad measure of market performance and by showing changes in the Value Fund’s performance from year to year.

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Management.  Cognios Capital, LLC (the "Adviser") is the investment adviser to the Value Fund.

Portfolio Managers.  Jonathan C. Angrist, President and Chief Investment Officer of the Adviser, Brian J. Machtley, Executive Vice President and Chief Operating Officer of the Adviser, and Francisco J. Bido, Head of Quantitative Research of the Adviser, have co-managed the Value Fund since its inception.

Purchase and Sale of Fund Shares.  The Value Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum investment for the Investor Class is $1,000 for each account.  The minimum investment for the Institutional Class is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Value Fund if desired. There is no subsequent investment minimum.  The Value Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment.

You can purchase or redeem shares directly from the Value Fund on any business day the New York Stock Exchange is open by calling the Value Fund at 888.553.4233 where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. The Value Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Value Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information.  For U.S. federal income tax purposes, the Value Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income of individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Value Fund may pay the intermediary for the sale of Value Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Value Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY OF COGNIOS LARGE CAP GROWTH FUND

Investment Objective.  Cognios Large Cap Growth Fund (the “Growth Fund”) seeks long-term growth of capital.

Fees and Expenses of the Growth Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class shares	Institutional Class shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.57%	1.57%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee Waivers and Expense Reimbursement[1]	1.37%	1.37%
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	1.15%	0.90%

[1]
Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.90% through at least October 31, 2018. Subject to approval by the Growth Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver.  The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval.

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Example.  This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Growth Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2018.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years
Investor Class shares	$117	$514
Institutional Class shares	$92	$437

Portfolio Turnover.  The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance.

Principal Investment Strategy of the Growth Fund.  The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index.  As of May 27, 2016, the market capitalization range of the Russell 1000 Index was $1.9 billion to $549.7 billion. It may also invest up to 20% in issuers of any size.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile and desired risk attributes to determine an initial universe of large capitalization companies from which the Growth Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stocks price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio.  The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Growth Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Growth Fund's quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Principal Risks of Investing in the Growth Fund.  An investment in the Growth Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Growth Fund will be successful in meeting its investment objective.  Generally, the Growth Fund will be subject to the following additional risks:
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•	Market risk – Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•	Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Growth Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

•	Foreign Securities risk—Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

•	Management style risk – The Growth Fund intends to invest in growth-oriented stocks and the Growth Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

•	Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Growth Fund does not intend to concentrate its investments in any particular sector or sectors, the Growth Fund may, from time to time, emphasize investments in one or more sectors. If the Growth Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

•	New Fund risk – The Growth Fund commenced operations in 2016. Accordingly, investors in the Growth Fund bear the risk that the Growth Fund may not be successful in implementing its investment strategy.

•	Portfolio Turnover Risk - When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Growth Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Growth Fund’s portfolio) involves correspondingly greater expenses to the Growth Fund and may adversely affect Fund performance.

Performance.  No performance information is available for the Growth Fund because it has not yet completed a full calendar year of operations.  In the future, the Growth Fund will disclose performance information in a bar chart and performance table.  Such disclosure will give some indication of the risks of an investment in the Growth Fund by comparing the Growth Fund’s performance with a broad measure of market performance and by showing changes in the Growth Fund’s performance from year to year.
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Management.   Cognios Capital, LLC (the “Adviser”) is the investment adviser to the Growth Fund.

Portfolio Manager.  Jonathan C. Angrist, President and Chief Investment Officer of the Adviser, Brian J. Machtley, Executive Vice President and Chief Operating Officer of the Adviser, and Francisco J. Bido, Head of Quantitative Research of the Adviser, have co-managed the Growth Fund since its inception.

Purchase and Sale of Growth Fund Shares.  The Growth Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum investment for the Investor Class is $1,000 for each account.  The minimum investment for the Institutional Class is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Growth Fund if desired. There is no subsequent investment minimum.  The Growth Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment.

You can purchase or redeem shares directly from the Growth Fund on any business day the New York Stock Exchange is open by calling the Growth Fund at 888.553.4233 where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. The Growth Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Growth Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information.  For U.S. federal income tax purposes, the Growth Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income of individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Growth Fund may pay the intermediary for the sale of Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

The Funds’ Investment Objective and Principal Investment Strategies.  This section of the Prospectus provides additional information about the investment practices and related risks of the Value Fund and the Growth Fund (each, a “Fund” and, collectively, the “Funds”).  Each Fund’s investment objective may be changed without shareholder approval; however, the Funds will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

Each Fund’s principal investment objective is long-term growth of capital.

Value Fund. The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500 Index.  As of August 31, 2016, the market capitalization range of the S&P 500 Index was $2.5 billion to $581 billion.  It may also invest up to 20% in issuers of any size.

The Adviser selects securities for purchase using its proprietary ROTA/ROME® investment selection and portfolio construction methodology. ROTA/ROME®  focuses on a company's Return on Tangible Assets ("ROTA") and Return on Market Value of Equity ("ROME") in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

Growth Fund.  The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. As of May 27, 2016, the market capitalization range of the Russell 1000® Index was $1.9 billion to $549.7 billion. It may also invest up to 20% in issuers of any size.
9

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile and desired risk attributes to determine an initial universe of large capitalization companies from which the Growth Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stocks price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio.  The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Growth Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Growth Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Positions.  Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, each Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Cash Position.  The Funds may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Funds’ cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. The Fund may also maintain cash positions in order to remain in compliance with certain regulations or margin requirements.

General Information Regarding Investing in the Funds.  An investment in the Funds should not be considered a complete investment program.  Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in a Fund.

Additional Information Regarding Investment Strategies.  With respect to any percentage restriction on investment or use of assets discussed in the Fund’s “Summary” section above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Principal Risks of Investing in the Funds.  All investments carry risks and investments in the Funds is no exception.  No investment strategy is successful all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Funds.  To help you understand the risks of investing in the Funds, the principal risks of an investment in the Funds are generally set forth below:
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Value Fund Risks

Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions.  The Value Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Management style risk – The Value Fund intends to invest in stocks that the Adviser believes are undervalued and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.  There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

New Fund risk – The Value Fund commenced operations in 2016.  Accordingly, investors in the Value Fund bear the risk that the Value Fund may not be successful in implementing its investment strategy.

Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures.  Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Growth Fund Risks

Market risk – Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions.  The Growth Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Foreign Securities risk—Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management style risk – The Growth Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Growth Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.  There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.
11

Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Growth Fund does not intend to concentrate its investments in any particular sector or sectors, the Growth Fund may, from time to time, emphasize investments in one or more sectors. If the Growth Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

New Fund risk – The Growth Fund commenced operations in 2016.  Accordingly, investors in the Growth Fund bear the risk that the Growth Fund may not be successful in implementing its investment strategy.

Portfolio Turnover risk - When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Growth Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Growth Fund’s portfolio) involves correspondingly greater expenses to the Growth Fund and may adversely affect Fund performance.

Other Investments and Risks.  The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please review the SAI for more information about the additional types of securities in which the Funds may invest and their associated risks.

U.S. Government Securities.  The Funds may, from time to time, invest in U.S. Government securities. U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Cyber Security Risk.  In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each of the Funds may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Funds’ operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cybersecurity failures or breaches by the Funds’ third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Funds’ business operations, potentially resulting in financial losses, the inability of the Funds’ shareholders to transact business and the Funds to process transactions, inability to calculate the Funds’ net asset values, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Funds or its third-party service providers.
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The Funds may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such securities to lose value.

Disclosure of Portfolio Holdings.  The Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Funds’ Statement of Additional Information and on the Funds’ website at www.cogniosfunds.com.

MANAGEMENT

Investment Adviser.  Cognios Capital, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser commenced business operations in March 2008 and is registered with the SEC as an investment adviser. Prior to being registered with the SEC, the Adviser was registered with the State of Kansas as an investment adviser. As of June 30, 2016, the Adviser provided investment advice with respect to over $575 million in assets. The Adviser’s principal address is 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.

The Adviser has entered into an Investment Advisory Agreement (each, an “Advisory Agreement”) with the Funds under which the Adviser directs the management of the investments for the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board” or the “Trustees”).  Under the Advisory Agreement, the Adviser is to receive a fee from each Fund calculated at the annual rate of 0.65% and 0.70% of the average daily net assets of the Value Fund and Growth Fund, respectively.

Prior to each Fund’s inception, the Board approved the Advisory Agreement with an original term of two years.  A discussion regarding the basis for the Trustees’ approval of the Advisory Agreement will be available in the Funds’ semiannual report dated December 31 each year.

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of each Fund in an amount that limits “Total Annual Fund Operating Expenses” to not more than 0.85% and 0.90% for Value Fund and Growth Fund, respectively, through at least October 31, 2018.

Portfolio Managers. The portfolio managers are primarily responsible for the day-to-day operation of the Funds. The persons listed below have served as the Funds’ portfolio managers since each Fund’s inception.

More information about each of the portfolio manager’s compensation, other accounts managed by the portfolio managers and each of the portfolio manager’s ownership of securities in each of the Funds are included in the SAI.
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PORTFOLIO MANAGER	PAST 5 YEARS OF BUSINESS EXPERIENCE
Jonathan C. Angrist (Co-Portfolio Manager)
Mr. Angrist is a co-founder of Cognios Capital, LLC (founded in 2008) and is its President and Chief Investment Officer. Mr. Angrist is also the Chief Investment Officer for Brandmeyer Enterprises, a family office. Prior to this, Mr. Angrist was a Portfolio Manager at Helzberg Angrist Capital, LLC, an investment manager (from 2005 - 2008), a Portfolio Manager for the Buffalo Funds, a mutual fund company (from 2004 - 2005), and a Principal with Harvest Partners, Inc., a private equity and leveraged buyout firm (from 1997 to 2003). Mr. Angrist received an MBA and a B.S. (Summa Cum Laude and Phi Beta Kappa) from Tulane University.

Brian J. Machtley (Co-Portfolio Manager)
Mr. Machtley is a co-founder of Cognios Capital, LLC (founded in 2008) and is its Executive Vice President and Chief Operating Officer. Mr. Machtley is also a Managing Director at Brandmeyer Enterprises, a family office. Prior to this, Mr. Machtley was a Senior Analyst at Helzberg Angrist Capital, LLC, an investment manager (from 2007 - 2008), an Associate Portfolio Manager at the Discovery Group, a hedge fund company (from 2003 - 2007), and an Analyst at Houlihan Lokey, a global investment bank (from 2001 to 2003). Mr. Machtley received his B.S. in Business Administration with majors in Finance and Economics from Drake University.

Francisco J. Bido (Co-Portfolio Manager)
Mr. Bido is Head of Quantitative Research of Cognios Capital, LLC. Prior to this, Mr. Bido was a Senior Quantitative Researcher at American Century, an investment manager (from 2004 - 2013), and a Consultant at Accenture, f/k/a Andersen Consulting, a management consulting and technology services company (from 1998 - 2003). Mr. Bido received his M.S. and M.A. degrees in Applied Mathematics and Economics, respectively, from the University of Arizona, M.S. in Mathematics from New York University’s Courant Institute, and B.S. in Electromechanical Engineering from Pontificia Universidad Catolica Madre y Maestra.

Board of Trustees.  Each Fund is a series of M3Sixty Funds Trust, an open-end management investment company organized as a Delaware statutory trust on May 29, 2015.  The Board supervises the operations of the Funds according to applicable state and federal law, and is responsible for the overall management of the Funds’ business affairs.

PRIOR PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE ADVISER

Prior Performance of Value Fund Similar Accounts.  As a newly registered mutual fund, the Value Fund does not have a full calendar year of performance as a mutual fund.  The prior performance shown below is for the Cognios Tax-Efficient Quantitative Large Cap Value Strategy Composite (the “Value Strategy Composite”), which was created by the Adviser on September 1, 2011. The Value Fund’s investment objectives, policies and strategies are substantially similar to the accounts in the Value Strategy Composite.

The Adviser serves as investment adviser to both the Value Fund and the accounts within the Value Strategy Composite. The Value Fund and the accounts within the Value Strategy Composite also share the same portfolio management team.  The Value Fund will be managed substantially similarly to that of the Value Strategy Composite and has substantially similar investment objectives, policies and strategies. The Value Strategy Composite consists of all accounts that the Adviser manages that are substantially similar to the Value Fund.

The information set forth below illustrates how the performance of the Value Strategy Composite has varied over certain time periods since its inception. The table provides the annual net returns for the specified periods and how they compare to that of the S&P 500® Index and the Russell 1000® Value Index, the Value Fund’s performance benchmarks (the “Value Fund Performance Indices”). The Value Fund Performance Indices are not actively managed and are not available for direct investment. The past performance of the Value Strategy Composite is no guarantee of future results or trends. The returns of the Value Strategy Composite are calculated net (after the deduction) of any management fees payable to the Adviser and other expenses for services not covered by the Adviser’s management fee for the Value Strategy Composite. The Value Fund’s management fee and other Value Fund expenses will similarly reduce your return on an investment in the Value Fund. Given that the fees and expenses of the Value Fund are different from the fees and expenses of the accounts within the Value Strategy Composite, the performance of the Value Strategy Composite may be lower if the fees and expenses of the Value Fund had been applied to the accounts in the Value Strategy Composite.

The performance of the Value Strategy Composite does not represent the historical performance of the Value Fund in this Prospectus and should not be considered indicative of future performance of the Value Fund. Results may differ from the Value Strategy Composite because of, among other things, differences in account expenses including management fees, the size of positions taken in relation to account size, timing of purchase and sales, stability and frequency of cash inflows and outflows and availability of cash for new investments. In addition, not all of the accounts included in the Value Strategy Composite are subject to certain investment limitations, diversification or other restrictions (including, without limitation, certain restrictions on investing in illiquid securities) that are imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

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Value Strategy Composite Performance as of June 30, 2016

Description	YTD	1 Year	3 Year	Inception[1]
Value Strategy Composite – NET Performance[2]	9.85%	8.54%	13.68%	16.39%
S&P 500® Index[3] (reflects no deductions for fees, expenses or taxes)	3.84%	3.99%	11.66%	14.34%
Russell 1000® Value Index[4] (reflects no deductions for fees, expenses or taxes)	6.30%	2.86%	9.87%	14.06%

[1]	Inception is September 1, 2011, for the Value Strategy Composite.

[2]
The Value Strategy Composite includes all accounts that are invested in long positions of US large cap equities that are constituents of the S&P 500. Accounts in the Value Strategy Composite employ the firm’s proprietary quantitative “ROTA/ROME®” investment strategy as described in the sections of the Prospectus entitled, “Principal Investment Strategy of the Value Fund,” and “Investment Objectives, Strategies, Risks and Portfolio Holdings.”

The Adviser claims compliance with the Global Investment Performance Standards (GIPS®). The Adviser has been independently verified for the periods October 1, 2008 to December 31, 2015 by ACA Performance Services, LLC.  The verification report is available upon request.  Verification assesses whether (1) the firm has complied with all the composite construction requirement of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  Verification does not ensure the accuracy of any specific composite presentation.  For GIPS purposes, the firm is defined as “Cognios Capital, LLC (the “Adviser”), an investment firm registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940.  The Adviser manages assets for private funds, registered funds, and separately managed accounts.” To receive a complete list and description of the Adviser’s composites and/or a presentation that adheres to the GIPS® standards, please call 913-214-5000. Returns are calculated in U.S. dollars. Additional information regarding the Adviser’s policies for calculating and reporting returns is available upon request.

[3]	The S&P 500® Index consists of 500 stocks and is a popular standard for measuring stock market performance among the biggest, most broadly-based companies in the U.S.

[4]
The Russell 1000® Value Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable US equity market.

Prior Performance of Growth Fund Similar Accounts.  As a newly registered mutual fund, the Growth Fund does not have a full calendar year of performance as a mutual fund.  The prior performance shown below is for the Cognios Large Cap Growth Strategy Composite (the “Growth Strategy Composite”), which was created by the Adviser on June 1, 2012.

The Adviser serves as investment adviser to both the Growth Fund and the accounts within the Growth Strategy Composite. The Growth Fund and the accounts within the Growth Strategy Composite also share the same portfolio management team.  The Growth Fund will be managed substantially similarly to that of the Growth Strategy Composite and has substantially similar investment objectives, policies and strategies. The Growth Strategy Composite consists of all accounts that the Adviser manages that are substantially similar to the Growth Fund.

The information set forth below illustrates how the performance of the Growth Strategy Composite has varied over certain time periods since its inception. The table provides the annual net returns for the specified periods and how they compare to that of the Russell 1000® Index and the Russell 1000® Growth Index, the Growth Fund’s performance benchmarks (the “Growth Fund Performance Indices”). The Growth Fund Performance Indices are not actively managed and are not available for direct investment. The past performance of the Growth Strategy Composite is no guarantee of future results or trends. The returns of the Growth Strategy Composite are calculated net (after the deduction) of any management fees payable to the Adviser and other expenses for services not covered by the Adviser’s management fee for the Growth Strategy Composite.  The Growth Fund’s management fee and other Growth Fund expenses will similarly reduce your return on an investment in the Growth Fund.   Given that the fees and expenses of the Growth Fund are different from the fees and expenses of the accounts within the Growth Strategy Composite, the performance of the Growth Strategy Composite may be lower if the fees and expenses of the Growth Fund had been applied to the accounts in the Growth Strategy Composite.

The performance of the Growth Strategy Composite does not represent the historical performance of the Growth Fund in this Prospectus and should not be considered indicative of future performance of the Growth Fund. Results may differ from the Growth Strategy Composite because of, among other things, differences in account expenses including management fees, the size of positions taken in relation to account size, timing of purchase and sales, stability and frequency of cash inflows and outflows and availability of cash for new investments. In addition, not all of the accounts included in the Growth Strategy Composite are subject to certain investment limitations, diversification or other restrictions (including, without limitation, certain restrictions on investing in illiquid securities) that are imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

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Growth Strategy Composite as of June 30, 2016

Description	YTD	1 Year	3 Year	Inception[1]
Growth Strategy Composite – NET Performance[2]	4.65%	3.97%	17.60%	20.12%
Russell 1000® Index[3] (reflects no deductions for fees, expenses or taxes)	3.74%	2.93%	11.48%	14.59%
Russell 1000 Growth® Index[4] (reflects no deductions for fees, expenses or taxes)	1.36%	3.02%	13.07%	14.50%

[1]	Inception is June 1, 2012, for the Growth Strategy Composite.

[2]
The Growth Strategy Composite includes all long-only accounts that invest in U.S. large capitalization companies that exhibit accelerating growth in earnings and revenues. These accounts seek to outperform the Russell 1000® Total Return Index over time.

The Adviser claims compliance with the Global Investment Performance Standards (GIPS®). The Adviser has been independently verified for the periods October 1, 2008 to December 31, 2015 by ACA Performance Services, LLC.  The verification report is available upon request.  Verification assesses whether (1) the firm has complied with all the composite construction requirement of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  Verification does not ensure the accuracy of any specific composite presentation.  For GIPS purposes, the firm is defined as “Cognios Capital, LLC (the “Adviser”), an investment firm registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940.  The Adviser manages assets for private funds, registered funds, and separately managed accounts.” To receive a complete list and description of the Adviser’s composites and/or a presentation that adheres to the GIPS® standards, please call 913-214-5000. Returns are calculated in U.S. dollars. Additional information regarding the Adviser’s policies for calculating and reporting returns is available upon request.

[3]
The Russell 1000® Index consists of the 1000 largest companies within the Russell 3000 index. The Russell 1000® Index is also known as the Market-Oriented Index, because it represents the group of stocks from which most active money managers choose.

[4]
The Russell 1000® Growth Index is a market-capitalization weighted index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable US equity market.

CUSTODIAN, ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT

Custodian.  MUFG Union Bank®, N.A. (the “Custodian”) serves as the custodian of each Fund’s securities.

Fund Administrator and Transfer Agent.  M3Sixty Administration, LLC (the “Administrator”) serves as the Funds’ administrator providing the Funds with administrative, accounting and compliance services.  In addition, the Administrator serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated below under the caption “Investing in the Funds,” the Administrator will handle your orders to purchase and redeem shares of the Funds, and will disburse dividends paid by the Funds.

Distribution of Shares. ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor may sell the Funds’ shares to or through qualified securities dealers or other approved entities.  Each Fund offers two classes of shares, Investor Class shares and Institutional Class shares. Institutional Class shares are available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds.

Distribution and Services (Rule 12b-1) Plan. Each Fund has adopted a separate plan of distribution for its Investor Class shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows each Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of the Funds as their funding medium and for related expenses.
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The Plan permits each Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Fund’s Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class shares, and the Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, each Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in a Fund’s Investor Class shares.

The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Certain Expenses.  In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, which may include, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUNDS

Class of Shares.  The Funds currently offers two classes of shares, an Investor Class and an Institutional Class.  Each share class of the Funds represents an investment in the same portfolio of securities, but each share class has its own expense structures, allowing you to choose the class that best meets your situation.  When you purchase shares of the Fund, you must choose a share class.  Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest; and

•	total expenses associated with owning shares of each class.

With certain exceptions, the Institutional Class shares are typically offered only to those investors that purchase at least the prescribed minimum amount of the Fund.  Institutional Class shares are offered directly, via the Fund’s transfer agent or through financial intermediaries.  Such intermediaries may seek payment from the Fund or its service providers for the provision of distribution, administrative and/or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.  If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. You may transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of the Fund are generally not considered a taxable transaction.
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In general, the Funds are available only to U.S. citizens or residents.

Payments to Financial Intermediaries and Other Arrangements.  The Adviser and/or its affiliates may also make payments for distribution and/or shareholder servicing activities from out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Funds to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Networking, Sub-Accounting and Administrative Fees.  Certain financial intermediaries may contract with the Funds, or their designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Funds. Any such payment by a Fund to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any 12b-1 related services provided to shareholders. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Minimum Initial Investment.  Each Fund’s shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares in the Funds.  The minimum investment for the Investor Class is $1,000 for each account.  The minimum investment for the Institutional Class is $100,000.  Each Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment. Additionally, the minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding IRAs) sponsored by financial service firms that have entered into appropriate arrangements with the Funds, or otherwise by the Adviser in its sole discretion.

Pricing of Shares.  The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form.  An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount.  A share class’ net asset value is calculated by dividing the value of a share class’ total assets, less liabilities (including shares class expenses, which are accrued daily), by the total number of outstanding shares of each share class.  The net asset value per share class is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Funds do not calculate share class’ net asset value on business holidays when the NYSE is closed.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Each Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.
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Pursuant to policies adopted by the Trustees, the Adviser is responsible for notifying the Board of Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security.  Each Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.  The Trustees monitor and evaluate each Fund’s use of fair value pricing.

Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for each Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.  Each Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission (“SEC”) or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of a Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.  Also, if the Trustees determine that it would be detrimental to the best interest of a Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Opening a New Account.  To open an account with a Fund, take the following steps:

1.           Complete an Account Application.  Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, your purchase will be invested in Investor Class shares.  The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2.           Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars.  For regular mail orders, mail your completed application along with your check or money order made payable to the applicable Fund:

Cognios Funds
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

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If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted.  A Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee.  The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call 888.553.4233 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current public offering price.  There is no subsequent investment minimum.  Before adding funds by bank wire, please call the Funds at 888.553.4233 and follow the above directions for bank wire purchases.  Please note that in most circumstances, there will be a bank charge for wire purchases.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment. A Fund may, at the Adviser’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan.  Shareholders who have met a Fund’s minimum investment criteria may participate in the Funds’ automatic investment plans.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Investor Class shares or Institutional Class shares through automatic charges to shareholders’ checking account.  With shareholder authorization and bank approval, a Fund will automatically charge the shareholder’s checking account for the amount specified, which will automatically be invested in the type of shares that the shareholder holds in his or her account (Investor Class shares or Institutional Class shares), at the public offering price.  The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Funds are required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Funds may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by a Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If a Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Funds will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

Other Information. In connection with all purchases of Fund shares, we observe the following policies and procedures:

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•	We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by The Administrator as the Funds’ transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day’s public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to The Administrator on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.
•	We do not accept third party checks for any investments.
•	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
•	We may refuse to accept any purchase request for any reason or no reason.
•	We mail you confirmations of all your purchases or redemptions of Fund shares.
•	Certificates representing shares are not issued.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services, or receipt at the Cognios Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

Share Classes.  Each Fund offers two classes of shares (Investor Class shares and Institutional Class shares).  Investor Class shares are available for purchase by all investors.  Institutional Class shares are available only to institutional investors and certain broker dealers and financial institutions that have entered into appropriate arrangements with the Funds.  Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to ongoing expenses.  The decision as to which share class is more beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment and total operating expenses associated with each class.

Investor Class shares and Institutional Class shares of the Funds are sold at net asset value without an initial sales charge so that the full amount of your purchase payment may be immediately invested in a Fund.  Investor Class shares are subject to an annual 12b-1 fee of up to 0.25% of a Fund’s average daily net assets allocable to Investor Class shares.  Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with a Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Verification of Shareholder Transaction Statements.  You must contact the Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. A Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/Insufficient Funds Policy.  The Funds reserve the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

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EXCHANGING SHARES

Shares of any class of the Funds generally may be exchanged for shares of the same class of any other Fund within the Trust managed by the Adviser. You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the Funds into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. A Fund may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another Fund is treated as a sale on which gain or loss may be recognized.

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, the Funds may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.

By Mail
Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

Cognios Funds
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

By Telephone
If you have authorized this service, you may exchange by telephone by calling 888.553.4233.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.”

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REDEEMING SHARES

Regular Mail Redemptions.  Regular mail redemption requests should identify the name of the applicable Fund(s) and be addressed to:

Cognios Funds
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

Regular mail redemption requests should include the following:

(1)              Your letter of instruction specifying the Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)               Any required signature guarantees (see “Medallion Signature Guarantees” below); and

(3)              Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request.  However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored.  Such delay (which may take up to 10 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of a Fund by calling 888.553.4233. The Funds may rely upon confirmation of redemption requests transmitted via facsimile (Fax# (816) 817-3267).  The confirmation instructions must include the following:

(1)	Name of Fund;
(2)	Shareholder name(s) and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  A Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize a Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. A Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.
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Minimum Account Size.  Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above).  A Fund will notify you if your account falls below the required minimum.  If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In Kind.  The Funds do not intend, under normal circumstances, to redeem shares by payment in kind. However, the Funds reserve the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Funds and the remaining shareholders.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.

Medallion Signature Guarantees.  To protect your account and the Funds from fraud, Medallion Signature Guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000.  Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemption Fees.  The Funds will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. The Funds reserves the right to impose or change redemption fees. If redemption fees are imposed in the future, the Funds reserve the right to waive such redemption fees.

Note: The Funds have the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.
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ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms.  The Funds have authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds.  In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order.  Orders will be priced at the next calculation of a Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.  A Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of a Fund.

Telephone Purchases by Securities Firms.  Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone the Administrator at 888.553.4233 and buy shares for investors who have investments in a Fund through the brokerage firm’s account with the Fund.  By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor the Administrator shall be liable for following telephone instructions reasonably believed to be genuine.  To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase.  As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction.  However, if the Administrator fails to follow these established procedures, it may be liable.  A Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing.  The Funds are not intended for or suitable for market timers, and market timers are discouraged from becoming investors.  The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if a Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders.  These risks and harmful effects include:

•	an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

You should note that, if a Fund invests primarily in securities of foreign companies that are traded on U.S. exchanges, the Fund may be more susceptible to market timing than mutual funds investing primarily in U.S. companies.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Funds may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading.  In general, a Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, shares within 30 days.  While there is no specific limit on roundtrip transactions, a Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where a Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.
25

In determining the frequency of roundtrip transactions, a Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and a Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor.  A Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable shares are held longer than 30 days.  In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement.  The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

OTHER IMPORTANT INFORMATION

Distributions.  Each Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December.  Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of a Fund.

Federal Taxes

Summary. The following information is a general summary of U.S. federal income tax consequences of investments in the Funds for U.S. person only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. If an entity treated as a partnership for U.S. federal income tax purposes is a beneficial owner of Fund shares, the tax partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding treatment of your investment in the Funds.

This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as a regulated investment company. The Funds expect to distribute substantially all of its ordinary income and net capital gain (in excess of any capital loss carryovers) to its shareholders every year. In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), in which event amounts withdrawn from those accounts may be subject to federal income tax at rates that apply to ordinary income.

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares. For Federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains. Such dividends and distributions also may be subject to state or local taxes.

Income Dividends and Capital Gains. Fund income dividends (e.g., distributions of investment income) are generally taxable to shareholders as ordinary income. Some distributions received from the Fund by an individual shareholder may qualify as qualified dividend income subject to federal income tax at maximum federal rates applicable to long-term capital gains.  Federal taxes on Fund distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares.
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Distributions of gains from investments that the Funds owned for more than one year generally will be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less are short-term capital gains and generally will be taxable as ordinary income.  The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest and certain capital gains earned from its foreign security investments. You may qualify for an offsetting tax credit or tax deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax adviser for further information.

Fund dividends and distributions are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to you, the distribution is still taxable even though you did not participate in these gains. You can avoid this, if you choose, by investing soon after the Fund has made a distribution.

Gain or Loss from the Sale or Redemption of Fund Shares. Shareholders of the Funds will recognize taxable gain or loss on a sale, exchange or redemption of shares of the Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund or other substantially identical security within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Cost Basis Reporting. The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders (other than shareholders who hold their shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account) the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. If a shareholder does not make a timely election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situations.

Non-U.S. Persons. Non-U.S. persons that are considering the purchase of Fund shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of the shares.

Annual Notifications. Each year, the Fund will notify shareholders of the tax status of dividends and distributions. For more information, see the SAI under “TAXES.”

FINANCIAL HIGHLIGHTS

Because the Funds recently commenced operations, there are no financial highlights available at this time.
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FOR MORE INFORMATION

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders, when issued.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  The Funds send only one report to a household if more than one account has the same address.  Contact the Administrator if you do not want this policy to apply to you.

A SAI about the Fund has been filed with the Securities and Exchange Commission. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Funds.

To request a free copy of the SAI, the Funds’ annual and semi-annual reports and other information about the Funds, or to make inquiries about the Funds, write the Funds at Cognios Funds, c/o M3Sixty Administration, LLC, 4520 Main St., Suite 1425, Kansas City, MO 64111 or call the Funds at 888.553.4233.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number:  811-23089

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The information in this Statement of Additional Information is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated September 30, 2016

Cognios Capital, LLC

4520 Main Street, Suite 1425
Kansas City, MO 64111

STATEMENT OF ADDITIONAL INFORMATION

October 3, 2016

Cognios Large Cap Value Fund
Investor Class Shares (Ticker Symbol: COGLX)
Institutional Class Shares (Ticker Symbol: COGVX)

Cognios Large Cap Growth Fund
Investor Class Shares (Ticker Symbol: COGGX)
Institutional Class Shares (Ticker Symbol: COGEX)

series of
M3Sixty Funds Trust

Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, managed by Cognios Capital, LLC, are series of M3Sixty Funds Trust, an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) as required by the Investment Company Act of 1940, as amended.

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Funds’ prospectus dated October 3, 2016, as the same may be amended from time to time.  Copies of the Prospectus may be obtained, without charge, by calling the Funds at 888.553.4233 or writing to the Funds at the following address:

M3Sixty Funds Trust
c/o M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

COGNIOS LARGE CAP VALUE FUND
COGNIOS LARGE CAP GROWTH FUND

TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS	1
General Investment Risks	1
Common Stocks	1
Equity Investments	1
Investments in Small-Cap Companies	1
Borrowing	2
Foreign Securities	2
Real Estate Securities	4
Government Securities	5
Fixed Income Securities	5
Money Market Instruments	5
Repurchase Agreements	6
Illiquid Investments	6
Forward Commitment & When-Issued Securities	6
Lending of Portfolio Securities	6
Warrants and Rights	7
Temporary Defensive Positions	7
INVESTMENT RESTRICTIONS	7
Fundamental Restrictions	7
PORTFOLIO TRANSACTIONS AND BROKERAGE	9
Brokerage Services	9
Portfolio Turnover	10
PORTFOLIO HOLDINGS DISCLOSURE	10
DESCRIPTION OF THE TRUST	12
BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS	13
Trustees and Officers	13
Board Structure	16
Qualification of Trustees	17
Trustee Standing Committees	18
Fair Value Committee	18
Trustees’ Ownership of Fund Shares	18
Compensation	18
Control Persons and Principal Holders of Securities	19
EXPENSES	19
MANAGEMENT AND ADMINISTRATION	19
Investment Adviser	19
Portfolio Managers	20
Administrator and Transfer Agent	21
Distributor	22
Custodian	22
Independent Registered Public Accounting Firm	22

Legal Counsel	23
CODE OF ETHICS	23
PROXY VOTING POLICIES	23
PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES	23
Purchases	23
Pricing of Orders	23
Regular Accounts	23
Purchases in Kind	24
Share Certificates	24
Redemptions	24
Suspension of Redemption Privileges and Postponement of Payment	24
Involuntary Redemptions	24
Additional Information	24
Transfer of Registration	24
Mailing Shareholder Communications	25
Dealers	25
Additional Information About Redemptions	25
NET ASSET VALUE	25
TAXES	26
General Policies	27
Taxation of the Funds	28
Taxation of Fund Distributions	30
Sale or Redemption of Shares	31
Special Tax Considerations	31
Non-U.S. Taxes	31
Securities Issued or Purchased at a Discount	32
Backup Withholding	32
Cost Basis Reporting	32
Reportable Transactions	32
Foreign Accounts	33
Other Tax Matters	33
PERFORMANCE INFORMATION	34
Yield and Total Return	34
APPENDIX A – DESCRIPTION OF RATINGS	35
APPENDIX B – PROXY VOTING POLICIES	40
APPENDIX C – AUDITED FINANCIAL STATEMENTS	45
ii

INVESTMENT OBJECTIVES, POLICIES AND RISKS

M3Sixty Funds Trust (the “Trust”) was organized on May 29, 2015 as a Delaware statutory trust.  Prior to August 17, 2016, M3Sixty Funds Trust was known as M3Sixty Manager of Managers Trust.  Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund (each, a “Fund” and collectively, the “Funds”) are open end management investment companies and separate series of the Trust.  The Prospectus describes the Funds’ investment objectives and principal investment strategies, as well as the principal investment risks of the Funds.

The Funds’ investment adviser is Cognios Capital, LLC (the “Adviser”).  The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The Funds are classified as non-diversified.

The Funds’ principal investment objectives and strategies are discussed in the Prospectus under the headings “Summary Section” and “More About the Funds’ Objectives and Investment Policies.”  In order to achieve its investment objective, the Funds generally makes investments of the sort described in the Prospectus.  The Funds may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below.  In addition, the Funds may be subject to additional risks in connection with its investments in such securities or as a result of the Funds’ investment strategies or activities.  The following is not meant to be an exclusive list of all the securities and instruments in which the Funds may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Funds may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds.  Attached to this Statement of Additional Information (the “SAI”) is Appendix A, which contains descriptions of the rating symbols used by recognized statistical rating organizations for certain securities in which the Funds may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Funds’ investment program will be successful.  Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Prospectus and this SAI.

Common Stocks. The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

Equity Investments.  The Funds may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Investments in Small-Cap Companies.  The Funds may invest a portion of its assets in securities of companies with small market capitalizations.  Certain small-cap companies may offer greater potential for capital appreciation than larger companies.  However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative.  Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market.  For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established.  In addition, small-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions.  In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms.  Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies.  Due to these and other factors, the Funds’ investments in small-cap companies may suffer significant losses.  Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company.  Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Funds.

Borrowing.  Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Funds were to engage in borrowing, an increase in interest rates could reduce the value of the Funds’ shares by increasing the Funds’ interest expense.

Subject to the limitations described under “Investment Limitations” below, the Funds may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Funds’ assets and may cause the Funds to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Funds’ total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Funds’ total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Funds sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Funds’ portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Funds also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Foreign Securities.  Foreign securities include U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers.  The Funds may invest directly in foreign equity securities traded directly on U.S. exchanges, foreign exchanges, over-the-counter or in the form of American Depositary Receipts.  The Funds may also invest in foreign currency-denominated fixed-income securities.  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.  Many of the risks are more pronounced for investments in developing or emerging market countries, or countries whose markets are becoming open, or have only recently opened, to private investment, foreign investment or both.

American Depositary Receipts (“ADRs”).  ADRs provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the United States.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.  ADRs are subject to many of the risks affecting foreign investments generally, except for those specific to trading securities on foreign exchanges.

Political and Economic Factors. Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. War and terrorism affect many countries. Many countries throughout the world are dependent on a healthy U.S. economy or economies elsewhere around the world (e.g., Europe), and are adversely affected when the U.S. or other world economies weaken or their markets decline.

Government Action.  Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currencies; Currency Fluctuations. The Funds’ investments in foreign securities may be denominated in U.S. dollars or foreign currencies. For securities valued in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ assets denominated in that currency. Such changes will also affect the Funds’ income and may affect the income of companies in which the Funds invest. Generally, when a given currency appreciates against the U.S. dollar (the U.S. dollar weakens), the value of the Funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (the U.S. dollar strengthens), the value of the Funds’ securities denominated in that currency will decline.  Countries with managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market may experience sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.  Similarly, the Funds may be adversely affected by holding securities in foreign currencies that are not readily convertible into U.S. dollars.

Potential Adverse Changes. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions that affect the prices of portfolio securities.

Market Characteristics. Foreign securities markets are generally not as developed or efficient as, and may be more volatile and have less volume and liquidity than, those in the United States. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Funds.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the Funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

Taxes.  The dividends and interest payable on foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

Depositary Receipts.  The Funds’ investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Funds to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Real Estate Securities.  The Funds will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein.  The Funds may also invest in readily marketable interests in real estate investment trusts (“REITs”).  REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.  Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

Government Securities.  The Funds may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority.  U.S. government securities may be acquired subject to repurchase agreements.  While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB).  No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.  The guarantee of the U.S. government does not extend to the yield or value of the Funds’ shares.

Fixed Income Securities.  The Funds may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Funds for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Money Market Instruments.  The Funds may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Funds.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Funds acquire a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument.  The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Adviser’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes are acquired by the Funds only through the Master Note program of the Funds’ custodian bank, acting as administrator thereof.  The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

Repurchase Agreements.  The Funds may invest in repurchase agreements.  A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period.  Any repurchase transaction in which the Funds engage will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Funds could experience both delays in liquidating the underlying security and losses in value.

Illiquid Investments.  The Funds may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees of the Trust (“Trustees”), the Adviser determines the liquidity of the Funds’ investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Funds’ investments, the Adviser may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Funds’ rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Funds were in a position where more than 15% of its net assets were invested in illiquid securities, the Funds may take appropriate steps to protect the Funds’ liquidity as deemed necessary or advisable by the Funds.  The Funds, through the Fair Value Committee, values illiquid securities using its fair value procedures (described below) but there can be no assurance that (i) the Funds will determine fair value for a private investment accurately; (ii) that the Funds will be able to sell private securities for the fair value determined by the Funds; or (iii) that the Funds will be able to sell such securities at all.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

Forward Commitment & When-Issued Securities.  The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Funds hold sufficient assets to meet the purchase price.  In such purchase transactions, the Funds will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Funds will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Adviser felt such action was appropriate.  In such a case, the Funds could incur a short-term gain or loss.

Lending of Portfolio Securities.  In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Trustees.  In determining whether the Funds will lend securities, the Adviser will consider all relevant facts and circumstances.  The Funds may not lend securities to any company affiliated with the Adviser.  Each loan of securities will be collateralized by cash, securities or letters of credit.  The Funds might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral, or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Funds any interest paid on the loaned securities, and the Funds may invest the cash collateral to earn additional income.  Alternatively, the Funds may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan.  Loans are subject to termination at the option of the Funds or the borrower at any time.  The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Warrants and Rights.  The Funds may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Temporary Defensive Positions.  The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, the Funds may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Funds take a temporary defensive position, the Funds may not be able to achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Restrictions.  The following is a description of fundamental policies of the Funds that may not be changed without the vote of a majority of the Funds’ outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less. The other restrictions set forth below, as well as the Funds’ investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Funds may not:

(1)            Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);

(2)            Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3)            Make loans, except that the Funds may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4)            Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5)            Purchase or sell real estate, although the Funds may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6)            Purchase or sell physical commodities, except that the Funds may purchase and financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(7)            Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of restriction (1) above, industry classifications are determined for the Funds in accordance with the industry or sub-industry classifications established by the Global Industry Classification Standard (GICS). The Funds may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders. These classifications are not fundamental policies of the Funds. The Funds may use other classification titles, standards and systems from time to time. The Funds may invest in underlying funds or ETFs that may concentrate their assets in one or more industries. The Funds may consider the investments of the underlying funds and ETFs in which it invests in determining compliance with this fundamental restriction.

In addition, it is contrary to the Funds’ present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Funds’ total assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Funds will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment decisions for the Funds are made with a view to achieving their investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Funds and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Funds in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Funds.

Brokerage Services.  The Adviser places orders for the purchase and sale of portfolio securities for the Funds through several brokers or dealers. The Adviser conducts a thorough analysis, based on its policies and procedures, to determine the broker or dealer to be used and the commission rates to be paid. The factors involved in the broker or dealer selection include transaction costs and service level.

The commissions paid by the Funds comply with the Adviser’s duty to obtain “best execution.” The Funds may pay commissions that are higher than that which they could obtain at another financial institution to effect the same transaction. The Adviser conducts an analysis and makes a determination as to the reasonableness of commissions in relation to the value of the brokerage received. In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of services, including without limitation, execution capability, commission rates, and responsiveness. The Adviser seeks competitive rates but may not obtain the lowest possible commission rates for Fund transactions. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

Subject to the Adviser’s policy of seeking best execution for transactions, the Adviser may place trades with a broker-dealer. Brokerage services provided by broker-dealers chosen by the Adviser to place the Funds’ portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Funds. Conversely, brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Funds, although not all of these brokerage products and services may be necessarily useful and of value to the Adviser in managing such other clients.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Funds on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Funds on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

Portfolio Turnover.  The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of a Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and a Fund may engage in short-term trading to achieve its investment objectives.

PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by each Fund and disclosure of purchases and sales of such securities may be made to shareholders of the Trust or other persons.  These policies include the following:

•	Public disclosure regarding the securities held by a Fund (“Portfolio Securities”) on a given day will not be made until the close of the next business day at least 24 hours after such day.

•	Public disclosure regarding a Fund’s Portfolio Securities is made quarterly through a Fund’s Form N-Q and Semi-Annual and Annual Reports (“Official Reports”). Other than the Official Reports, shareholders and other persons generally may not be provided with information regarding Portfolio Securities held, purchased or sold by a Fund.

•	Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Funds, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

•	The Trust’s policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Trust’s investment adviser or to other Trust service providers, including but not limited to the Third Parties listed below or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all Fund shareholders. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.

•	The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by a Fund is disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, a Fund or its shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

•	The CCO shall inform the Board of Trustees of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

•	Neither the Trust’s investment adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Funds.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Trust, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Cognios Capital, LLC (Adviser)	Daily	None	Daily	Daily
M3Sixty Administration, LLC (Administrator)	Daily	None	Daily	Daily
MUFG Union Bank®, N.A. (Custodian)	Daily	None	Daily	Daily
Cohen & Company, Ltd. (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Graydon Head & Ritchey LLP (Trust Counsel and Independent Trustee Counsel)	As needed	None	As needed	As needed
Broadridge (Proxy Voting Agent)	Daily	None	As needed	As needed
Factset	Daily	None	Daily	Daily
Advent	Daily	None	Daily	Daily
ALPS Distributors, Inc.	Daily	None	Daily	Daily
Financial Recovery Technologies	Daily	None	Daily	Daily
Morningstar	Daily	None	Daily	Daily
ACA	As needed	None	As needed	As needed
eVestment	Quarterly	None	Quarterly	Quarterly

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on May 29, 2015 is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  Each Fund offers Investor Class shares and Institutional Class shares. The number of shares in the Trust shall be unlimited.  The Trustees may classify and reclassify the shares of each Fund into additional classes of shares at a future date.  When issued for payment as described in the Prospectus and this SAI, shares of the Funds will be fully paid and non‑assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or individual series, such as the Funds, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which mean that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that:  (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by action of a majority of the Trustees at a duly constituted meeting; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law.  There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act.  As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds.  This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years.  As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely.  The Officers of the Trust will hold office indefinitely, except that:  (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The address of each trustee and officer is 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm)(1981-2002)	2	PNC Funds (30 Portfolios) PNC Advantage Fund (3 Portfolios) PNC Alternative Strategies Fund LLC (1 Portfolio)
Steven D. Poppen – 1968	Trustee	2015	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization)(1998 to present)	2	None
Tobias Caldwell - 1967	Trustee	2016	Managing member, Bear Properties, LLC (2006 - present) (real estate firm); Managing member, PTL Real Estate, LLC (2000 – present) (real estate/investment firm); Managing member, Genovese Family Enterprises, LLC (1999 – present) (family office).	2	Strategy Shares (2016 to present) (4 funds); Mutual Fund & Variable Insurance Trust (2010-present) (9 funds); Mutual Fund Series Trust, comprised of 40 funds (2006-present)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Interested Trustee*
Randall K. Linscott - 1971	President	Since 2015	Chief Executive Officer, M3Sixty Administration, LLC (2013–present); President, 360 Funds (2013 – present); Chief Operating Officer, M3Sixty Administration LLC (2011–2013); Managing Member, M3Sixty Holdings, LLC, (2011-present); Division Vice President, Boston Financial Data Services, (2005–2011).	2	360 Funds (13 portfolios)
Officers
András P. Teleki - 1971	Chief Compliance Officer and Secretary	Since 2016
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC, M3Sixty Advisors, LLC and Matrix Capital Group, Inc. (2015–present); Chief Compliance Officer and Secretary, 360 Funds (2015–present); Chief Compliance Officer and Secretary, WP Trust (2015 to present); Secretary, Monteagle Funds (2015–2016); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–2016); Partner, K&L Gates, (2009–2015).
				N/A	N/A
Larry E. Beaver, Jr. - 1969	Treasurer	Since 2015
Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–present); Treasurer, WP Trust (2016-present); Treasurer, Monteagle Funds (2013-present); Treasurer, Capital Management Investment Trust (2013-present) Treasurer, 360 Funds (2005-present; Treasurer, Amidex Funds, Inc. (2003 to present).
				N/A	N/A

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Brandon J. Byrd - 1981	Assistant Secretary and AML Officer	Since 2015
Chief Operating Officer, M3Sixty Administration LLC (2012–present); Chief Operations Officer, Matrix Capital Group, Inc. (2015 – present); Assistant Secretary and Assistant Treasurer, WP Trust (2016-present); Assistant Secretary and AML Compliance Officer, 360 Funds (2013-present); Assistant Secretary and AML Compliance Officer, Monteagle Funds (2013-present); Assistant Secretary and AML Compliance Officer, Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010–2012).
				N/A	N/A
Ted Akins - 1974	Assistant Treasurer	Since 2015
Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012–present); Assistant Treasurer, 360 Funds (2013-present); Assistant Treasurer, WP Trust (2013-present); Senior Client Service Advisor, Boston Financial Data Services, (1999–2012).
				N/A	N/A
Jeremiah Hierseman – 1975	Assistant Treasurer	Since 2015
Fund Accounting Manager, M3Sixty Administration, LLC (2014–present). Assistant Treasurer, 360 Funds (2014-present); Assistant Treasurer, WP Trust (2014-present); Fund Accounting Manager, State Street Bank – Insurance Services Division (2003–2014).
				N/A	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and Chief Executive Officer of the Administrator.

Board Structure.  The Trust’s Board of Trustees includes three independent Trustees and one interested Trustee, Mr. Linscott.  Mr. Linscott serves as the Chairman of the Board.  The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function.  With respect to risk oversight, the Board holds quarterly meetings each year to consider and address matters involving the Trust and the Funds.  During these meetings, the Board receives reports from the Funds’ administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Mr. Linscott, and the Trust’s Chief Compliance Officer, Mr. Teleki, on regular quarterly items and, where appropriate and as needed, on specific issues.  As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee (discussed in more detail below). The Audit Committee is comprised entirely of independent Trustees.

Qualification of Trustees.  The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.  In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Kelley Brennan
Mr. Brennan brings years of financial and accounting expertise having worked for PricewaterhouseCoopers LLP, an international accounting firm, for over 30 years including over 20 years providing audit and other related services to investment companies.  He also has prior investment company board experience serving as a trustee of the PNC Funds for five years.

Steve Poppen
Mr. Poppen is currently the Executive Vice President and Chief Financial Officer for the Minnesota Vikings professional football team.  In his role, Mr. Poppen is responsible for all financial aspects of the team, including business planning, budgeting, day-to-day financial and administrative operations, human resources, facilities, and U.S. Bank Stadium project financing.  Prior to joining the Vikings’ organization, Mr. Poppen was a Certified Public Accountant in the business assurance group of PricewaterhouseCoopers LLP.  Mr. Poppen currently is a member of the Minnesota State Fair Foundation board of directors and previously held board of director positions with a number of nonprofit organizations.

Tobias Caldwell
Mr. Caldwell is the manager of a real estate investment firm. Mr. Caldwell has served on the board of a mutual fund complex for over ten years, including as chair of the audit committee for many years.  Mr. Caldwell’s experience in the real estate and investment industries provide the Board with an additional perspective and understanding of the Funds’ investment strategies.

Randall Linscott
Mr. Linscott has over 20 years’ experience with a wide range of financial services companies, including service at PricewaterhouseCoopers LLP, an international public accounting firm, as well as Boston Financial Data Services, a transfer agency, prior to his role at M3Sixty Administration, LLC and with the Trust.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.  References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accountants on behalf of all the Trustees.  The Audit Committee also serves as the Trust’s qualified legal compliance committee.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee:  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee:  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Funds should cast their votes, if called upon by the Board or the Adviser, when a matter with respect to which the Funds are entitled to vote presents a conflict between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ Adviser, principal underwriter or an affiliated person of the Funds, its investment adviser, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.

Fair Value Committee.  In addition to the foregoing Committees established by the Board, the Trust has also established a Fair Value Committee.  All of the Independent Trustees are members of the Fair Value Committee.  The Fair Value Committee oversees the valuation of restricted securities and any other security that may be purchased for the Trust’s portfolio for which a readily available market quotation is not available and implements guidelines and instructions adopted by the Board regarding the valuation of restricted securities held by the Funds focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. The Fair Value Committee reviews relevant market conditions for any restricted security held by the Funds on a daily basis to determine the appropriate value for such restricted security.

Trustees’ Ownership of Fund Shares.  Because the Funds are newly organized, none of the Trustees have any beneficial ownership of Fund shares as of the date of this SAI.

Compensation.  Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 per Fund each year plus $200 per Fund per Board or committee meeting attended.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee	Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Independent Trustees
Kelley Brennan	$3,800	N/A	N/A	$3,800
Steve Poppen	$3,800	N/A	N/A	$3,800
Tobias Caldwell	$3,800	N/A	N/A	$3,800
Interested Trustee
Randall K. Linscott	None	None	None	None

*	Figures are estimated for the fiscal period ended June 30, 2017. Each of the Trustees serves each of the Funds.

Control Persons and Principal Holders of Securities.  Because the Funds are newly organized, there are no control persons or principal holders of securities as of the date of this SAI.

EXPENSES

The Funds’ expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

MANAGEMENT AND ADMINISTRATION

Investment Adviser. Cognios Capital, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser commenced business operations in March 2008 and is registered with the SEC as an investment adviser. Prior to being registered with the SEC, the Adviser was registered with the State of Kansas as an investment adviser. As of June 30, 2016, the Adviser provided investment advice with respect to over $575 million in assets. The Adviser’s principal address is 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.

The Adviser supervises the Funds’ investments pursuant to an investment advisory agreement with the Trust.  Under the Advisory Agreement, the Adviser is to receive a fee from each Fund calculated at the annual rate of 0.65% and 0.70% of the average daily net assets of the Value Fund and Growth Fund, respectively.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds’ outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

Subject to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Funds’ investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except costs of membership in trade associations, SEC registration fees and related expenses, brokerage, taxes, litigation expenses, fees and expenses of non-interested Trustees and extraordinary expenses.

The Adviser manages the operations of the Funds and manages, or directs the management of, the Funds’ investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees.

Under the Funds’ Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

In addition, the Adviser and the Funds have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% and 0.90% for Value Fund and Growth Fund, respectively, through at least October 31, 2018.

As a result, each Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will be limited as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Funds.

In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Funds in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of each Fund’s Advisory Agreement.  For a description of these potential benefits, see the description under “Portfolio Transactions And Brokerage Allocation -- Brokerage Selection.”

Portfolio Managers.  The portfolio managers are responsible for the day-to-day management of the Funds and are compensated with a base salary, plus a discretionary bonus.  The bonus is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit.  The bonus is discretionary and is not based specifically on portfolio performance.

As of June 30, 2016, the portfolio managers were responsible for managing the following types of accounts (other than the Funds):

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Jonathan C. Angrist (Co-Portfolio Manager)	1	$226.6	1	$32.1	177	$321.9
Brian J. Machtley (Co-Portfolio Manager)	1	$226.6	1	$32.1	177	$321.9
Francisco J. Bido (Co-Portfolio Manager)	1	$226.6	1	$32.1	177	$321.9

Ownership of Securities.  The portfolio managers do not own any shares of the Funds since the Funds are newly available for sale.

Conflicts of Interest.  As described above, each portfolio manager provides investment advisory and other services to clients other than the Funds. In addition, each portfolio manager may carry on investment activities for his own account(s) and/or the accounts of family members. Except as described above, none of the portfolio managers beneficially own any equity securities of the Funds. The Funds have no interest in these activities. As a result of the foregoing, each portfolio manager is engaged in substantial activities other than on behalf of the Funds, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities.

There may be circumstances under which a portfolio manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the portfolio manager commits to such investment. There also may be circumstances under which a portfolio manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts. It is generally each Adviser’s policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Adviser’s other client accounts.

Administrator and Transfer Agent.  M3Sixty Administration, LLC (the “Administrator”), with principal offices at 4520 Main Street, Suite 1425, Kansas City, MO 64111, provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, the Administrator is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

Distributor.  Shares of the Funds are offered on a continuous basis through ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Funds.  The Distributor is not obligated to sell any specific amount of Fund shares.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act (see “Administration – Distribution of Shares” in the Prospectus and “Purchases, Redemptions and Special Shareholder Services – Additional Information” below). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to the Fund include improved shareholder services and savings to the Funds in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently investment objectives and to realize economies of scale.

Under the Plan, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Funds may expend up to 0.25% for Investor Class shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Under ordinary circumstances, the Funds expect sales of Fund shares to involve a payment to broker-dealers; however, certain sales of Fund shares (e.g. sales to: (1) to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Adviser; to officers and employees of M3Sixty and the Distributor; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts; or (2) to investors purchasing amounts of Investor Class shares greater than $3 million) may be made with or without remitting compensation to any broker-dealer.

Custodian.  MUFG Union Bank®, N.A. serves as custodian for the Fund’s assets.  The Custodian acts as the depository for the Funds, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds’ request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive from the Funds an annual fee based on the average net assets of the Funds held by the Custodian plus additional out of pocket and transaction expenses incurred by the Funds.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of Cohen & Company, Ltd. to serve as independent registered public accountants for the Funds for the current fiscal period and to audit the annual financial statements of the Funds, prepare the Funds’ tax returns, including but not limited to the Funds’ federal, state and excise taxes, and consult with the Funds on matters of accounting and federal and state income taxation.

Independent registered public accountants will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel.  Graydon Head & Ritchey LLP located at 15 West Center Street, Lawrenceburg, IN 47025 serves as legal counsel to the Trust and the independent Trustees. Graydon Head & Ritchey LLP also provides certain legal services to the Adviser.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code).  Each code permits the applicable entity’s employees and officers to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Trust’s, Distributor’s and Adviser’s codes require that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Funds, subject to oversight of the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

Each year the Funds are required to file Form N-PX stating how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period.  Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Funds at 888.553.4233; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases.  Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares.  Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders.  Potential investors should also refer to the Prospectus for information regarding the Funds’ Institutional shares, and their respective fees and expenses.  The Prospectus also describes the Funds’ automatic investment plan and certain rights reserved by the Funds with respect to orders for Fund shares.  The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders.  Shares of the Funds will be offered and sold on a continuous basis.  The purchase price of shares of the Funds is based on the net asset value next determined after the order is received, subject to the order being accepted by the Funds in good form.  Net asset value is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below.

Regular Accounts.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish.  When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases in Kind.  The Funds may accept securities in lieu of cash in payment for the purchase of shares in the Funds.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Funds, the marketability of such securities, and other factors that the Adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Investing in the Funds – Pricing of Shares” in the Prospectus.

Share Certificates.  The Funds normally do not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Funds’ share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions.  Reference is made to “Redeeming Shares” in the Prospectus for more information concerning how to redeem shares.  Specifically, investors wishing to redeem shares in the Funds should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire.  The Prospectus also describes the Funds’ policy regarding accounts that fall below the Funds’ required minimums, redemptions in kind, signature guarantees and other information about the Funds’ redemption policies.  The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment.  The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Funds.  No charge is made by the Funds for redemptions other than the redemptions of shares held for less than 90 days and possible charge for wiring redemption proceeds.

Involuntary Redemptions.  In addition to the situations described in the Prospectus under “Redeeming Shares,” the Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Funds shares as provided in the Prospectus from time to time.

Additional Information.  Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Funds shares.  Investors who have questions about any of this information should call the Funds at 888.553.4233.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Funds at M3Sixty Funds Trust, 4520 Main Street, Suite 1425, Kansas City, MO 64111.  Your request should include the following:  (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Shares - Signature Guarantees”); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Funds.

Mailing Shareholder Communications.  Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Funds.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events, to the extent permitted under applicable law and the rules and regulations of the FINRA.  None of the aforementioned compensation is paid directly by the Funds or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

Additional Information About Redemptions. The right to redeem shares of the Funds can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Funds to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” in the Prospectus).  Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares.  No redemption fee will be imposed with respect to such involuntary redemptions.

The Funds do not intend, under normal circumstances, to redeem shares by payment in kind.  It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.

NET ASSET VALUE

The net asset value and net asset value per share of the Funds normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed.  The NYSE recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of the Funds will not be calculated.

In computing the Funds’ net asset value, all liabilities incurred or accrued are deducted from its total assets.  The resulting net assets are divided by the number of shares of the Funds outstanding at the time of the valuation and the result is the net asset value per share of the Funds.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Funds are valued as follows:

•	Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date is valued at the mean price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•	Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of the Funds and the allocable portion of any general assets are conclusive.  As described in the Prospectus, the Adviser is responsible for notifying the Trustees or the Trust’s Fair Value Committee when it believes that fair value pricing is required for a particular security.  The Trust has adopted Fair Value Pricing procedures and instructions that apply to investments by the Funds in restricted securities and warrants (“Restricted Securities”).  A description of these procedures and instructions is included in the Prospectus and is incorporated herein by reference.  As explained in the Prospectus, because the Funds’ fair valuing of Restricted Securities is a determination of the amount that the owner might reasonably expect to receive for them upon their current sale, the Funds are subject to the risk that the Funds’ fair valued prices are not accurate, and that the fair value price is not reflective of the value the Funds will receive upon a sale of the security.

TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986 (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Funds may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (or entities treated as corporations for U.S. tax purposes), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, and traders in securities that elect to mark-to-market their securities holdings, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies.  In general, it is the Funds’ policies to distribute to its shareholders as “ordinary income dividends” substantially all net investment income, if any, on an annual basis. It is also the Funds’ policies to distribute annually all net realized short term and long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution. Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both. The election may be made at any time by submitting a written request directly to the Funds. In order for a change to be in effect for any dividend or distribution, it must be received by the Funds on or before the record date for such dividend or distribution.

Distributions and dividends are reinvested in additional Funds shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Funds or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Funds.  The Funds intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Funds must each, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Funds’ total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Funds’ total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Funds controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of the Funds’ investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which the Funds may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii) (a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, the Funds will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Funds can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Funds-level tax and, in the case of diversification failures, disposing of certain assets. If the Funds were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year - for example, because it was not sufficiently diversified under the applicable Code tests - the Funds would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Funds could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if the Funds fails to qualify as a regulated investment company for a period greater than two taxable years, the Funds may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Funds had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Funds generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by the Funds in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Funds distribute to shareholders on a timely basis. The Funds intend to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryovers, in a taxable year. If the Funds do retain any investment company taxable income, they will be subject to tax at regular corporate rates on the amount retained. However, the Funds may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If the Funds retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Funds on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Funds will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Funds’ net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of the Funds’ net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by the Funds during taxable years beginning on or before December 22, 2010 may be carried forward for up to eight years following the year of the loss. All other capital losses may be carried forward indefinitely until they can be used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Funds do not expect to distribute any capital gains offset by carried-forward capital losses. The Funds cannot carry back or carry forward any net operating losses.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Funds fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year (taking into account certain deferrals and elections) and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Funds will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Funds will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Funds intend to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, the Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis).

Taxation of Fund Distributions.  For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Funds’ current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Funds owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Funds owned for more than one year and that are properly designated by the Funds as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Funds shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Funds owned for one year or less will be taxable as ordinary income. The Funds may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain (assuming certain holding period requirements are satisfied), which for this purpose is 20%. Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Funds’ investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Funds and its shareholders. Portions of the Funds’ distributions may be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Funds before a shareholder invested in the Funds (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Funds as “exempt-interest dividends,” a designation which the Funds generally does not expect to make). Any gain resulting from the sale or exchange of Funds shares generally will be taxable as capital gains. Distributions declared and payable by the Funds during October, November or December to shareholders of record on a date in any such month and paid by the Funds during the following January will be treated for U.S. federal tax purposes as paid by the Funds and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals generally is 20%. Certain categories of capital gains are taxable at maximum individual federal income tax rates of 25% or 28%. Under IRS guidance released in 2015 effective for tax years beginning after May 31, 2015, if the Funds reports a capital gain dividend in written statements furnished to its shareholders, it must also report in these statements the amounts of the dividend that are subject to these maximum rates applicable to individual shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Funds shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends received by corporate shareholders that are reported by the Funds in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Funds from domestic corporations so long as certain holding period requirements are met.

If the Funds make a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares.  The sale or redemption of Funds’ shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Funds’ shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Funds shares will be treated as short- term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Funds shares will be disallowed if other substantially identical shares of the Funds or other substantially identical securities are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations.  The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Non-U.S. Taxes.  The Funds that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Funds’ portfolios. If at the close of its taxable year more than 50% of the value of the Funds’ total assets consists of securities of foreign corporations (including foreign governments), the Funds may make an election under the Code that would allow Funds’ shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Funds to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If the Funds make the election, the amount of each shareholder’s distribution reported on the information returns filed by the Funds with the IRS must be increased by the amount of the shareholder’s portion of the Funds’ foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Funds may be subject to certain holding period and other limitations imposed by the Code.

Securities Issued or Purchased at a Discount.  The Funds’ investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Funds to accrue and distribute income not yet received. In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Funds does not receive an interest payment in cash on the security during the year. In order to generate sufficient cash to make the requisite distributions, an affected Funds may be required to sell securities in its portfolio that it otherwise would have continued to hold. An affected Funds may realize gains or losses from such sales. In the event the Funds realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Funds in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Funds may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

Backup Withholding.  The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting.  Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of fund shares, a fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Funds will use their default cost basis method. The cost basis method elected or applied may generally not be changed after the settlement date of a sale of Fund shares. The Funds’ shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of the Funds’ shares will continue to apply to all of the Funds’ shares acquired through December 31, 2011, and which are sold on and after that date.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Funds.

Reportable Transactions.  If a shareholder recognizes a loss with respect to Funds’ shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Accounts.  Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on: (1) income dividends paid by the Funds, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Funds). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Funds or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Funds with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters.  Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, as well as investments by other tax exempt investors. Shareholders should consult their tax adviser to determine the suitability of shares of the Funds as an investment through such plans or by other tax exempt investors and the precise effect that investment in the Funds would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Funds, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty) and the potential applicability of the U.S. estate tax.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

PERFORMANCE INFORMATION

Yield and Total Return. The Funds may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Funds’ yields will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Funds. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Funds’ yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Funds’ shares and to the relative risks associated with the investment objectives and policies of the Funds.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Funds to the exclusion of the consideration of the share price of the Funds may result in the investor’s misunderstanding the total return he or she may derive from the Funds.

APPENDIX A – DESCRIPTION OF RATINGS

The Funds may acquire from time to time debt securities as described in the Prospectus and this SAI.  The Funds are not restricted with respect to yield, maturity or credit quality of any debt securities, so that the Funds may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”).  The various ratings used by the nationally recognized securities rating organizations (each a “NRSRO”) are described below.

A rating by a NRSRO represents the organization’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one NRSRO, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds that are deemed to be Investment‑Grade Debt Securities by the Adviser:

AAA –	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA –	Debt rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A –	Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher‑rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB –	Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment‑Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A‑1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A‑1+.  Capacity for timely payment on commercial paper rated A‑2 is satisfactory, but the relative degree of safety is not as high as for issues designated A‑1.

The rating SP‑1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTOR SERVICE, INC.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

Aaa –	Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa –	Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –	Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa –	Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 –	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 –	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 –	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP –	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

U.S. Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 –	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 –	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 –	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG –	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 –	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 –	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 –	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA –	Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA –	Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A –	High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB –	Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

F1 –	Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 –	Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 –	Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B –	Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC”, nor to short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguish between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Funds are not limited with respect to the yield, maturity or credit quality of the debt securities in which it invests.  Accordingly, the Funds’ portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities as permitted by the Prospectus.

APPENDIX B – PROXY VOTING POLICIES

PROXY VOTING AND DISCLOSURE POLICY FOR M3SIXTY FUNDS TRUST

The Trust has adopted a Proxy Voting Policy used to determine how the Funds vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, each Fund has, subject to the oversight of the Trust’s Board, delegated to the Advisers the following duties: (i) to make the proxy voting decisions for the Funds, subject to the exceptions described below; and (ii) to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which a Fund was entitled to vote presents a conflict between the interest of a Fund’s shareholders on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that each Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Funds.

A.	General

The Trust and the Funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.	Delegation to the Adviser

The Trust believes that the Advisers are in the best position to make individual voting decisions for the Funds consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisers are hereby delegated the following duties:

(1)          to make the proxy voting decisions for the Funds, in accordance with each applicable Adviser’s Proxy Voting Policy, except as provided herein; and
(2)          to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund casts its vote; and (d) whether the Fund casts its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Funds. The Board must also approve any material changes to each Adviser Voting Policy no later than six (6) months after adoption by an Adviser.

C.	Conflicts

In cases where a matter with respect to which a Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.

PROXY VOTING AND DISCLOSURE POLICY OF THE ADVISER

OVERVIEW

The Adviser generally does not take any action or render any advice with respect to voting proxies solicited by, or with respect to, the issuers of any client securities, except to the extent otherwise required by law. It is the Adviser’s policy not to vote proxies for standard SMA’s. However, this policy does not apply to certain clients who signed investment management agreements prior to the revision of this policy in May 2014. As the Adviser exercises voting authority with respect to certain clients’ securities, the following Proxy Voting Policies and Procedures have been adopted pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940.  These Proxy Voting Policies and Procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of its clients without regard to the Adviser’s interest.  The procedures also address material conflicts between the Adviser’s interests and those of its clients.  The Adviser will consider only those factors that relate to the client's investment, including how its vote will economically impact and affect the value of the client's investment.

RESPONSIBILITY

The Chief Operating Officer is responsible for ensuring that proxies are voted in a manner consistent with the interests of clients.

GENERAL POLICY

Generally, the Adviser will support company management teams which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term, consistent with the Adviser’s belief that long-term shareholder value need not be sacrificed in favor of short-term gains.  Accordingly, it is the general policy of the Adviser to vote in accordance with management recommendations on proposals, with the following exceptions:

(1) When proposals diminish rights of shareholders or diminish management or board accountability to shareholders to an extent that the Adviser determines is inconsistent with the long term interests of shareholders; and

(2) There may be times when refraining from voting a proxy is in the client's best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. On occasion, votes may be withheld for certain directors to show the Adviser’s disfavor with a company’s Chief Executive Officer or other directors.

CONFLICTS OF INTEREST

For purposes of this policy, a “material conflict of interest” is defined as a non-routine relationship between the issuer of a security and the Adviser or an affiliate of which the Adviser has actual knowledge that may affect the Adviser’s judgment in voting securities in the best interest of client accounts.  Material conflicts of interest may arise when the Adviser or an affiliate serves as investment adviser or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer.  Immaterial conflicts of interest may arise when the Adviser or an affiliate has a relationship with an issuer (e.g., a routine relationship such as a checking account) that does not affect the Adviser’s judgment. When the Adviser votes proxies based on the General Policy described above, it demonstrates that the vote was not the product of a material conflict of interest because the policy requires minimal discretion on the part of the Adviser.  However, in the event that the Adviser determines that there is a material conflict of interest with respect to the proxy vote, the Adviser will vote client securities based upon the recommendations of an independent third party.

DEVIATIONS FROM GENERAL POLICY

The Adviser will, at all times, make a best effort to vote all proxies in the best interest of its clients.  However, there may be some instances in which the Adviser will choose not to vote or may not be able to vote a proxy.  Issues that may affect the Adviser’s ability to vote include extraordinary requirements such as share blocking or the requirement to vote the security in person. All votes in which the Adviser has chosen to override the General Policy will be reviewed on a quarterly basis by the Chief Compliance Officer or designee.  The Chief Operating Officer is responsible for maintaining the documentation regarding any vote overrides and third party recommendations.

ERISA PLANS

If the investment management agreement is entered into by a trustee or other fiduciary on behalf of an employee retirement income plan subject to the Employee Retirement Income Security Act (“ERISA”), including a person meeting the definition of “fiduciary” under ERISA, the trustee or other fiduciary generally retains the right and obligation to vote proxies. In such cases, the Adviser is generally precluded from voting proxies for the plan. Consistent with applicable rules and regulations of the securities exchanges relating to providing proxies by member organizations, under certain circumstances, with respect to separately managed accounts, the client may delegate to us the obligations to vote proxies on the client’s behalf.

ERISA plans managed by the Adviser shall be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where the Adviser has been delegated sole proxy voting discretion, these policies and procedures will be followed subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interest of participants and beneficiaries. The Department of Labor has indicated that voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received.

MUTUAL FUND

Cognios is the investment adviser to the Cognios Market Neutral Large Cap Fund, the Cognios Large Cap Value Mutual Fund and the Cognios Large Cap Growth Mutual Fund (the “Mutual Funds”).   Union Bank, N.A. is the custodian of the Cognios Market Neutral Large Cap Mutual Fund. In conjunction with Union Bank, N.A. and ALPS Fund Services, Inc. (the Fund Administrator of the Cognios Market Neutral Large Cap Mutual Fund), the Fund Administrator will prepare and file Form N-PX in accordance with the Cognios Market Neutral Large Cap Mutual Fund proxy votes.

Union Bank, N.A. is the custodian of the Cognios Large Cap Value and Cognios Large Cap Growth Mutual Funds. In conjunction with Union Bank, N.A. and M3Sixty Administration (the Fund Administrator of the Cognios Large Cap Value and Cognios Large Cap Growth Mutual Funds), the Fund Administrator will prepare and file Form N-PX in accordance with the Cognios Large Cap Value and Cognios Large Cap Growth Mutual Funds proxy votes.

All proxies will be voted in accordance with any applicable investment restrictions of the Mutual Funds and, to the extent applicable, any resolutions or other instructions approved by an authorized person of the Mutual Funds.  Upon request, the Adviser shall provide the Mutual Fund’s Compliance Departments with information regarding any identified conflicts of interest, documentation as to how the vote was cast and who cast the vote.

PROCEDURES

The Adviser is responsible for voting the proxies related to certain accounts, the Mutual Funds and/or the Private Fund. The Adviser has engaged an independent proxy voting service which is responsible for receipt of proxy ballots, vote execution, vote record maintenance, and vote reporting. The votes will be cast according to the General Policy noted above.  If new accounts are added for which the Adviser will vote proxies, the Adviser will work with the voting service and the custodian to get the accounts set up in the voting services’ system to allow for automated voting.

The Adviser receives an email notice from the voting service when new ballot information is received, which notes, among other items, the issuer name and vote status of the proxy.  The CCO or designee reviews these emails and logs in to the voting services’ website to confirm that proxy votes were cast.

Upon request, the Adviser will provide copies of its Proxy Voting Policies and Procedures to clients.

Upon request, the Adviser will provide clients with information regarding how proxies were voted.

The Chief Compliance Officer or designee will periodically review the Proxy Voting Policies and Procedures.

BOOKS AND RECORDS

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, the Adviser will retain the following items in its books and records:

(1)	proxy voting policies and procedures;
(2)	proxy statements received regarding client securities;
(3)	records of votes cast on behalf of clients;
(4)	records of client requests for proxy voting information; and
(5)	any documents prepared by the Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

The Adviser may rely on proxy statements filed on the EDGAR system instead of keeping its own copies. The Adviser may also rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a proxy voting service, if the Adviser has obtained an understanding from the proxy voting service to provide a copy of the documents promptly upon request.

APPENDIX C – AUDITED FINANCIAL STATEMENTS

COGNIOS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

As of September 23, 2016

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund
Assets:
Cash	$50,000	$50,000
Total Assets	50,000	50,000

Liabilities:	-	-
Net Assets	$50,000	$50,000

Sources of Net Assets:
Paid-in capital	$50,000	$50,000
Total Net Assets	$50,000	$50,000

Institutional Class Shares:

Net assets	$45,000	$45,000
Shares Outstanding (Unlimited shares of beneficial interest authorized)	4,500	4,500
Net Asset Value, Offering and Redemption Price Per Share	$10.00	$10.00

Investor Class Shares:
Net assets	$5,000	$5,000
Shares Outstanding (Unlimited shares of beneficial interest authorized)	500	500
Net Asset Value, Offering and Redemption Price Per Share	$10.00	$10.00

The accompanying notes are an integral part of these financial statements.

Cognios Funds

NOTES TO THE FINANCIAL STATEMENTS
As of September 23, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cognios Large Cap Value Fund (the “Value Fund”) and the Cognios Large Cap Growth Fund (the “Growth Fund”), (collectively, the “Funds”) are each a series of the M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are diversified funds. Each Fund’s investment objective is long-term growth of capital. The Funds’ investment adviser is Cognios Capital, LLC (the “Adviser”). The Funds offer two classes of shares, Institutional Class shares and Investor Class shares. Each class differs as to ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The initial issuance of shares was made to Cognios Capital, LLC, the Adviser of the Funds, at $10.00 per each share class on September 23, 2016. The Funds have had no operations except for the initial issuance of shares.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)         Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Federal Income Taxes – The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

 c)        Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

d)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)         Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)          Common Expenses – Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Board of Trustees.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Cognios Funds

NOTES TO THE FINANCIAL STATEMENTS
As of September 23, 2016

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund at September 23, 2016 were as follows:

Value Fund:
Institutional Class	Sold	Redeemed	Reinvested	Net Increase
Shares	4,500	-	-	4,500
Value	$45,000	-	-	$45,000

Cognios Funds

NOTES TO THE FINANCIAL STATEMENTS
As of September 23, 2016

3.	CAPITAL SHARE TRANSACTIONS (continued)

Value Fund (continued):
Investor Class	Sold	Redeemed	Reinvested	Net Increase
Shares	500	-	-	500
Value	$5,000	-	-	$5,000

Growth Fund:
Institutional Class	Sold	Redeemed	Reinvested	Net Increase
Shares	4,500	-	-	4,500
Value	$45,000	-	-	$45,000

Investor Class	Sold	Redeemed	Reinvested	Net Increase
Shares	500	-	-	500
Value	$5,000	-	-	$5,000

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 0.65% of the Value Fund’s net assets and 0.70% of the Growth Fund’s net assets.

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expenses on securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than 0.85% of the average daily net assets of the Value Fund’s Institutional Class shares and Investor Class Shares, and to not more than 0.90% of the average daily net assets of the Growth Fund’s Institutional Class shares and Investor Class Shares through at least October 31, 2018. It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Funds.

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the Adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

Certain officers and an interested Trustee of the Funds are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

Cognios Funds

NOTES TO THE FINANCIAL STATEMENTS
As of September 23, 2016

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% of the Funds’ average daily net assets for Investor Class shares annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

5.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

6.	ORGANIZATIONAL AND OFFERING EXPENSES

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registration of the Funds. Such expenses are not subject to recoupment by the Adviser from the Funds.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 23, 2016, the Adviser held 100% of the Funds’ Institutional Class shares and Investor Class shares.

8.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund and
Board of Trustees of M3Sixty Funds Trust

We have audited the accompanying statements of assets and liabilities of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund (the “Funds”), each a series of M3Sixty Funds Trust, as of September 23, 2016. These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash as of September 23, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Funds, as of September 23, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 27, 2016

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Agreement and Declaration of Trust (“Trust Instrument”).[1]
(a)(1)	Amendment No. 1, dated August 17, 2016, to Trust Instrument[2]
(b)	By-Laws.[3]
(b)(1)	Amendment No. 1, dated August 17, 2016, to Bylaws [3]
(c)
Articles II, VI, VII, VIII and IX of the Trust Instrument, Exhibit 28(a) hereto, and Articles II, VIII and IX of the By-Laws, Exhibit 28(b) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)	Investment Advisory Agreement, dated September 19, 2016, between the Registrant, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and Cognios Capital, LLC.[4]
(e)	Distribution Agreement, dated September 19, 2016, between the Registrant, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and ALPS Distributors, Inc.[3]
(f)	Not Applicable.
(g)	Custodian Agreement, dated September 8, 2016, between the Trust, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and MUFG Union Bank, N.A.[3]
(h)(1)	Form of Investment Company Services Agreement between the Registrant and M3Sixty Administration, LLC.[3]
(h)(2)	Expense Limitation Agreement, dated September 19, 2016, between the Registrant, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and Cognios Capital, LLC.[4]
(i)
Opinion and Consent of Graydon Head & Ritchey LLP, dated September 23, 2016, regarding the legality of securities registered with respect to Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund.[3]

(j)(1)	Consent of Independent Registered Public Accounting Firm.*
(j)(2)	Consent of ACA Performance Services, LLC
(k)	Not applicable.
(l)	Form of Initial Subscription Agreement.[3]
(m)	Distribution Plan, dated September 19, 2016, under Rule 12b-1 for Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund.[3]

	(n)	Rule 18f-3 Plan, dated September 19, 2016, for Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund*
	(o)	Reserved.
	(p)(1)	Code of Ethics for Registrant.[3]
	(p)(2)	Code of Ethics for Cognios Capital, LLC.[3]
	(q)	Copy of Power of Attorney.[3]
*	Filed herewith.
**	To be filed by amendment.
1	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed August 20, 2015
2	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed August 19, 2016
3	Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A filed September 23, 2016.
4	Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A filed September 28, 2016.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

Article VIII, Section 2. Indemnification and Limitation of Liability.

To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DSTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefor, except as described in the last sentence of the first paragraph of this Section 2 of this Article VIII.

ITEM 31.	Business and other Connections of the Investment Advisers

The description of Cognios Capital, LLC is found under the caption of “Management” in the Prospectus and under the caption “Management and Administration” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.

The investment adviser may provide investment advisory services to persons or entities other than the Registrant.

ITEM 32.	Principal Underwriter

(a)	The principal underwriter and distributor for Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, series portfolios of M3Sixty Funds Trust, is ALPS Distributors, Inc. ALPS Distributors, Inc. acts as the distributor for following investment companies:

1290 Funds, 13D Activist Fund, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds,  DBX ETF TRUST, ETFS Trust, EGA Emerging Global Shares Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, and Wilmington Funds.

(b)	The table below provides information for each director, officer or partner of the Distributor:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None

Bradley J. Swenson	Senior Vice President, Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens, Fleming and Dixon is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 4520 Main Street, Suite 1425, Kansas City, MO 64111, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian(s), MUFG Union Bank, N.A., 350 California Street, Suite 2018, San Francisco, CA 94104; and Registrant’s Administrator and Transfer Agent, M3Sixty Administration, LLC, 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

Such records may also be maintained with the investment adviser to the series of the Registrant:

Cognios Capital, LLC, 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized in Kansas City, Missouri on the 30th day of September, 2016.

M3Sixty Funds Trust

By:	/s/Randall K. Linscott
Randall K. Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		September 30, 2016
Kelley J. Brennan, Trustee		Date

*		September 30, 2016
Steven D. Poppen, Trustee		Date

**		September 30, 2016
Tobias Caldwell, Trustee		Date

/s/ Randall Linscott		September 30, 2016
Randall K. Linscott, President and Trustee		Date

/s/ Larry E. Beaver, Jr.		September 30, 2016
Larry E. Beaver, Jr., Treasurer		Date

* By:	/s/ Randall K. Linscott	September 30, 2016
Randall K. Linscott, Attorney-in-Fact		Date

*                Randall K. Linscott, pursuant to powers of attorney dated August 17, 2016, filed herewith.

**            Randall K. Linscott, pursuant to power of attorney dated September 21, 2016, filed herewith.

EXHIBIT LIST

ITEM 28	NAME OF EXHIBIT
(j)(1)	Consent of Independent Registered Public Accounting Firm
(j)(2)	Consent of ACA Performance Services, LLC